Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Accounts Receivable, Net
Accounts Receivable, Net

4.     Accounts Receivable, Net

The following summarizes the Group’s accounts receivable as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	459,950	337,817
Less: Allowance for doubtful accounts	(61,981)	(146,518)
Accounts receivable, net	397,969	191,299

The amount of payments to search engines on behalf of customers included in accounts receivable was RMB283,687 and RMB166,138 as of December 31, 2018 and 2019, respectively.

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Balance at beginning of the year	(45,449)	(61,981)
Charged to costs and expenses	(16,532)	(137,865)
Write-off	—	53,328
Balance at end of the year	(61,981)	(146,518)